SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Period-end MYR [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	4.15		4.15		4.09	4.02	4.09
Period-end HKD [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	7.77		7.77		7.79	7.75	7.79
Period-average MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	4.13	4.32	4.10	4.25	4.16	4.20	4.14
Period-average HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	7.77	7.75	7.76	7.76	7.83	7.76	7.84